Other Current Assets (Details) - Schedule of other current assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of other current assets [Abstract]
Government authorities	$ 268	$ 197
Prepaid expenses and other receivables	1,005	780
Total other current assets	$ 1,273	$ 977